Leases (Details)		1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 20, 2019	Nov. 21, 2025	Dec. 31, 2025	Jun. 30, 2025	Aug. 31, 2020
Leases (Details) [Line Items]
Lease agreement term	63 months				39 months
Mature date	Oct. 20, 2024	Jun. 30, 2026
Number of active leases			1	2
Short term lease, initial term			12 months	12 months
Additional lease term			5 years
Minimum [Member]
Leases (Details) [Line Items]
Lease term			1 year	1 year
Maximum [Member]
Leases (Details) [Line Items]
Lease term			3 years	3 years